Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events
Management has evaluated subsequent events through May 15, 2023, the date which the financial statements were available to be issued and determined that there were no additional subsequent events requiring recording or disclosure in the Company’s financial statements except as noted below.
The Company issued 209,046 stock option awards from the 2019 Plan during the period January 1, 2023 until May 15, 2023.